SECURITY DEPOSIT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
SECURITY DEPOSIT
Security Deposit which can be lifted within one year	$ 33,909	$ 0
Security Deposit which can be lifted in the second and third years	57,300	$ 0
Total	91,209
Frozen funds deposited in bank account for office rental contract
SECURITY DEPOSIT
Security Deposit which can be lifted within one year	33,909
Security Deposit which can be lifted in the second and third years	$ 57,300